Schedule of Right of use assets (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
At beginning of financial year		$ 23,460
Depreciation	$ 843,989	1,073,469	$ 498,635
At end of financial year	2,497,462	3,176,522	23,460
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
At beginning of financial year	2,164,551	2,753,093	2,753,093
Additions	2,575,627	3,275,940
Acquisition	3,793,697	4,825,203
Written off	(3,118,402)	(3,966,296)
At end of financial year	5,415,473	6,887,940	2,753,093
Accumulated Depreciation [Member]
IfrsStatementLineItems [Line Items]
At beginning of financial year	2,146,106	2,729,633	2,230,998
Depreciation	843,989	1,073,469	498,635
Acquisition	2,902,285	3,691,417
Written off	(2,974,369)	(3,783,101)
At end of financial year	$ 2,918,011	$ 3,711,418	$ 2,729,633